Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable
The outstanding balances for the loans as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Lines of credit, current portion	$7,426,814	$4,473,489
Equipment loans, current portion	68,410	61,640
Term notes, current portion	3,132,726	5,628,884
Total current	10,627,950	10,164,013
Line of credit, net of current portion	7,215,520	5,640,051
Long-term portion of equipment loans and term notes	4,266,350	8,426,105
Total notes payable	$22,109,820	$24,230,169
The outstanding balances for the loans as of March 31, 2023, and December 31, 2022, were as follows:

	March 31, 2023	December 31, 2022
Lines of credit, current portion	$8,970,460	$7,426,814
Equipment loans, current portion	82,787	68,410
Related Party term notes, current portion	535,000	—
Term notes, current portion	5,915,560	3,132,726
Total current	15,503,807	10,627,950
Lines of credit, net of current portion	3,928,105	7,215,520
Long-term portion of equipment loans and term notes	2,229,684	4,266,350
Total notes payable and line of Credit	$21,661,596	$22,109,820

Future Scheduled Maturities of Outstanding Notes Payable to Third Parties	Future scheduled maturities of outstanding debt are as follows:

Years Ending December 31,
2023	$10,627,950
2024	5,104,159
2025	155,254
2026	734,607
2027	5,422,850
Thereafter	65,000
Total	$22,109,820